CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of March 31, 2026 and 2025 consist of the following:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Cash and deposits	¥2,238,383	¥2,076,564
Cash equivalents	¥43,530	¥43,951
Total	¥2,281,913	¥2,120,515